Supplemental information - Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplemental information .
Accounts receivable	$ 48,913	$ (94,562)
Crude oil inventory	(1,638)	(10,646)
Prepaid expenses	(2,882)	(4,896)
Accounts payable and accrued liabilities	(137,209)	230,567
Income taxes payable	(31,994)	(1,651)
Working capital assumed in acquisitions		(58,841)
Initial recognition of IFRS 16 liability		(10,483)
Foreign exchange	2,590	(873)
Changes in non-cash working capital	(122,220)	48,615
Changes in non-cash operating working capital	(65,148)	(6,876)
Changes in non-cash investing working capital	(57,072)	55,491
Changes in non-cash working capital	$ (122,220)	$ 48,615